CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents	¥ 902,312	¥ 1,161,032	¥ 1,215,907
Restricted Cash	118,297	122,548	119,292
Cash, Cash Equivalents and Restricted Cash	¥ 1,020,609	¥ 1,283,580	¥ 1,335,199	¥ 1,405,117